Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following is a brief description of The Northern Trust Company Thrift-Incentive Plan (the Plan) provided for general information purposes only. Participants should refer to the Plan Sourcebook or the Plan document for more complete information.

(a)General – The Plan is a defined contribution plan, the purpose of which is to provide retirement benefits to eligible U.S.-based employees of The Northern Trust Company (the Company) and any affiliates or subsidiaries which adopt the Plan.

The Plan is sponsored by the Company and is subject to applicable provisions of the Employee Retirement Income Security Act, as amended (ERISA), and the Internal Revenue Code (the Code).

(b)    Plan Administration – The Plan is administered by the Employee Benefit Administrative Committee of The Northern Trust Company (the Committee). As administrator of the Plan, the Committee interprets the provisions of the Plan and decides all questions arising in the administration of the Plan. The Committee may delegate any or all of its powers under the Plan.

(c)    Eligibility – Employees can make contributions after receipt of their first paycheck. Participating employees are eligible for the Company match on the first day of the month following six months of vesting service.

(d)    Vesting – Participants are always 100% vested in their own contributions and earnings. The Company matching contributions vest 20% annually until the participant is 100% vested at the end of five years.

(e)    Employee Contributions – Participants may elect to contribute from 1% to a maximum of 40% (in whole percentage points) of their base salary to the Plan; provided, however, certain highly compensated participants are limited to a maximum contribution rate of 20%. These contributions may be made on a before-tax, Roth, and/or after-tax basis. During 2025 and 2024, a participant’s annual before-tax and/or Roth contributions could not exceed $23,500 and $23,000, respectively, except in the case of additional catch-up contributions. Participants who had attained age 50 before the end of the Plan year were eligible to contribute up to an additional $7,500 in catch-up contributions to the Plan during both 2025 and 2024. In 2025, participants who had attained age 60 to 63 were eligible to contribute up to an additional $11,250 in catch-up contributions to the Plan.

Newly hired employees are automatically enrolled in the Plan by the time they receive their fourth paycheck unless they make an alternative election. The initial contribution rate for participants who are automatically enrolled is 6% on a before-tax basis and increases by 1% annually in April until the participant is contributing 10%. These contributions are invested in the target-date BlackRock LifePath® Index Fund nearest to the participant’s projected retirement age of 65. Participants may elect to cancel or change this automatic enrollment before it becomes effective and may also make changes at any time to the contribution rate, before-tax, Roth and/or after-tax contribution basis, and how contributions are invested. Participants can split their contributions among any of the available investment funds, including additional BlackRock LifePath® Index target-date retirement funds, in increments of 1%. The Northern Trust Stock Fund, which is an investment option within the Plan that invests primarily in shares of Northern Trust Corporation common stock, is designated as an employee stock ownership plan (ESOP). The Former ESOP Fund, which also constitutes an ESOP, is an investment option within the Plan that holds shares of Northern Trust Corporation common stock from the Northern Trust Employee Stock Ownership Plan, which was merged into the Plan effective January 1, 2005. Participants may elect to have dividends on the shares of Northern Trust Corporation stock in these Funds reinvested quarterly in Northern Trust Corporation stock or paid to the participants annually in cash. Participant contributions may be limited in certain instances so as not to exceed certain maximum amounts established by the Code and related Internal Revenue Service (IRS) regulations.

Participants may direct their own contributions and related Company contributions into any of the Plan’s fund options except for the Former ESOP Fund. Participants may change their elections and transfer balances between funds at any time, subject to certain restrictions affecting the Northern Trust Stock Fund and the Former ESOP Fund in accordance with Northern Trust Corporation’s Securities Transactions Policy and certain fund trading restrictions that apply to all participants.

(f)Employer Contributions – The Company makes a matching contribution of $0.50 on every $1.00 that a participant contributes up to 6% of eligible pay. This is equal to a maximum of 3% of eligible pay and is made to contributing participant accounts each pay period.

(g)Benefits, Withdrawals and Forfeitures – Upon a termination for permanent disability, death, or the attainment of age 65, a participant or beneficiary is entitled to receive the participant’s entire balance in the Plan. If a participant terminates for any other reason, the unvested portion of his or her employer contribution accounts will be forfeited. These forfeitures will be used to reduce the current year’s employer contributions. Forfeitures amounted to $1,227,104 and $1,098,704 for the years ended December 31, 2025 and 2024, respectively. Participants may also elect to withdraw a portion of their accounts subject to various restrictions as outlined in the Plan. Prior to the attainment of age 59-1/2, a participant’s before-tax and Roth contributions may only be withdrawn for reasons of financial hardship as defined by the Code and related IRS regulations.
(h)Participant Loans – Participants may borrow against the vested portion of their Plan accounts, excluding amounts attributable to the Former ESOP Fund. Participants can borrow a minimum of $1,000, with additional increments of $1.00. Loans must be paid back over a maximum of five years (fifteen years for home loans) and bear a reasonable rate of interest. All loans are subject to various restrictions as outlined in the Plan. However, in no case can a participant’s entire loan balance exceed the lesser of 50% of the vested account balance or $50,000. For certain participants, balances in the Northern Trust Stock Fund may be unavailable for loans in accordance with Northern Trust Corporation’s Securities Transactions Policy. Loan interest rates are based on the prime interest rate plus 1%. Participant loans are valued at amortized cost. A nominal administrative fee for each new loan is deducted from the borrowing participant’s Plan account.

(i)Plan Termination – Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, all participants’ accounts will become fully vested.